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                           ING VARIABLE PRODUCTS TRUST
                       ING VP Financial Services Portfolio

                        Supplement Dated December 2, 2004
                           to the Class I and Class S
                   Statement of Additional Information ("SAI")
                              Dated April 30, 2004


Effective immediately, the ING VP Financial Services Portfolio may invest in Initial Public Offerings. To reflect this change, the row entitled "IPOs" on page 13 of the SAI is amended as below:

                  MAGNA   DISCLP   MIDCAP   SMCAP     INT'L   HIGH YIELD  LGCAP    FINACL            REAL
ASSET CLASS(1)     CAP    LGCAP    OPPTNY   OPPTNY    VALUE      BOND     GROWTH   SERVCS   CNVTBL   EST.

IPOs                X                 X        X        X                   X        X        X       X

     All footnotes remain unchanged.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE